Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 1.2%
Boeing Co. (A)	2,615	$ 551,870
Lockheed Martin Corp.	7,532	3,234,316

		3,786,186

Air Freight & Logistics - 1.8%
CH Robinson Worldwide, Inc.	31,370	2,637,903
United Parcel Service, Inc., Class B	22,337	3,169,621

		5,807,524

Automobile Components - 0.3%
BorgWarner, Inc.	31,092	1,054,019

Banks - 4.5%
Bank of America Corp.	117,799	4,006,344
Citigroup, Inc.	7,942	446,102
Citizens Financial Group, Inc.	1	33
Commerce Bancshares, Inc.	165	8,600
Fifth Third Bancorp	73,440	2,514,586
First Hawaiian, Inc.	70,633	1,532,030
JPMorgan Chase & Co.	27,110	4,726,899
M&T Bank Corp.	6,663	920,160

		14,154,754

Beverages - 2.3%
Coca-Cola Co.	43,696	2,599,475
Molson Coors Beverage Co., Class B	12,267	757,978
PepsiCo, Inc.	22,837	3,848,720

		7,206,173

Biotechnology - 2.5%
AbbVie, Inc.	28,568	4,696,579
Exelixis, Inc. (A)	55,233	1,201,870
Neurocrine Biosciences, Inc. (A)	341	47,662
Regeneron Pharmaceuticals, Inc. (A)	1,963	1,850,677

		7,796,788

Broadline Retail - 0.1%
Coupang, Inc. (A)	32,328	452,592

Building Products - 0.2%
Allegion PLC	1,571	194,631
Carrier Global Corp.	2,927	160,136
Masco Corp.	4,155	279,590

		634,357

Capital Markets - 3.3%
Ameriprise Financial, Inc.	3,029	1,171,708
Cboe Global Markets, Inc.	18,191	3,344,415
Interactive Brokers Group, Inc., Class A	15,102	1,340,303
SEI Investments Co.	47,616	3,011,236
Stifel Financial Corp.	15,618	1,139,333
TPG, Inc.	13,060	543,688

		10,550,683

Chemicals - 2.4%
Linde PLC	6,452	2,611,963
LyondellBasell Industries NV, Class A	29,532	2,779,552
Mosaic Co.	26,300	807,673

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Olin Corp.	5,900	$ 307,213
Westlake Corp.	8,014	1,108,737

		7,615,138

Commercial Services & Supplies - 0.1%
MSA Safety, Inc.	2,385	393,597

Communications Equipment - 1.8%
Cisco Systems, Inc.	115,542	5,797,898

Consumer Finance - 1.6%
American Express Co.	14,366	2,883,831
Discover Financial Services	21,293	2,246,837

		5,130,668

Consumer Staples Distribution & Retail - 0.9%
Walmart, Inc.	17,018	2,812,224

Containers & Packaging - 0.2%
Berry Global Group, Inc.	2,111	138,186
Packaging Corp. of America	3,868	641,624

		779,810

Electric Utilities - 1.4%
Duke Energy Corp.	14,762	1,414,642
OGE Energy Corp.	94,287	3,134,100

		4,548,742

Electrical Equipment - 0.3%
Acuity Brands, Inc.	3,897	928,110

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A	28,022	2,833,024
Arrow Electronics, Inc. (A)	1,806	200,737
Teledyne Technologies, Inc. (A)	3,143	1,315,251

		4,349,012

Entertainment - 0.5%
Electronic Arts, Inc.	11,428	1,572,264

Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B (A)	27,336	10,489,917
FleetCor Technologies, Inc. (A)	2,203	638,716
Visa, Inc., Class A	11,333	3,096,855
Western Union Co.	13	163

		14,225,651

Food Products - 2.9%
Archer-Daniels-Midland Co.	27,336	1,519,335
Bunge Global SA	5,612	494,361
Campbell Soup Co.	10,084	450,049
General Mills, Inc.	56,643	3,676,697
Hershey Co.	14,857	2,875,424
Ingredion, Inc.	1,320	141,992

		9,157,858

Ground Transportation - 0.2%
CSX Corp.	13,839	494,052

Health Care Equipment & Supplies - 2.4%
Becton Dickinson & Co.	9,375	2,238,844
Hologic, Inc. (A)	34,960	2,602,422
IDEXX Laboratories, Inc. (A)	2,487	1,281,004
Stryker Corp.	3,968	1,331,185

		7,453,455

Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 6.0%
Cencora, Inc.	9,158	$ 2,130,883
Centene Corp. (A)	9,973	751,067
Chemed Corp.	1,055	625,393
Cigna Group	11,617	3,496,136
CVS Health Corp.	1	74
DaVita, Inc. (A)	27,378	2,961,204
Encompass Health Corp.	5,598	397,682
Humana, Inc.	2,575	973,505
McKesson Corp.	6,102	3,050,329
Tenet Healthcare Corp. (A)	7,509	621,295
UnitedHealth Group, Inc.	7,497	3,836,515

		18,844,083

Health Care REITs - 1.0%
Healthpeak Properties, Inc.	162,111	2,999,053

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (A)	866	3,037,469
Hilton Worldwide Holdings, Inc.	7,769	1,483,568
McDonald’s Corp.	136	39,810

		4,560,847

Household Durables - 0.5%
Lennar Corp., Class A	10,440	1,564,434

Household Products - 4.3%
Colgate-Palmolive Co.	49,021	4,127,568
Kimberly-Clark Corp.	15,214	1,840,438
Procter & Gamble Co.	48,885	7,681,789

		13,649,795

Independent Power & Renewable Electricity Producers - 0.4%
AES Corp.	84,648	1,411,929

Industrial Conglomerates - 0.2%
3M Co.	6,391	602,991

Insurance - 4.5%
Arch Capital Group Ltd. (A)	12,796	1,054,774
Chubb Ltd.	18,433	4,516,085
Cincinnati Financial Corp.	29,016	3,214,973
Everest Group Ltd.	5,502	2,118,105
Globe Life, Inc.	423	51,953
Primerica, Inc.	1,153	269,986
Principal Financial Group, Inc.	14,582	1,153,436
Reinsurance Group of America, Inc.	1,313	228,318
Unum Group	35,243	1,703,647

		14,311,277

Interactive Media & Services - 1.5%
Alphabet, Inc., Class A (A)	20,377	2,854,818
Meta Platforms, Inc., Class A (A)	4,592	1,791,523

		4,646,341

IT Services - 0.4%
Gartner, Inc. (A)	2,512	1,149,089

Life Sciences Tools & Services - 0.3%
Medpace Holdings, Inc. (A)	3,615	1,054,062

Machinery - 3.9%
AGCO Corp.	4,621	565,287
Cummins, Inc.	14,456	3,459,321
Donaldson Co., Inc.	9,276	599,137
Illinois Tool Works, Inc.	14,978	3,907,760

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Otis Worldwide Corp.	36,271	$ 3,207,807
Parker-Hannifin Corp.	979	454,746

		12,194,058

Media - 3.0%
Comcast Corp., Class A	127,727	5,944,415
Fox Corp., Class A	60,558	1,956,023
Omnicom Group, Inc.	16,119	1,456,835

		9,357,273

Metals & Mining - 1.6%
Cleveland-Cliffs, Inc. (A)	46,111	924,526
Nucor Corp.	15,537	2,904,331
Reliance Steel & Aluminum Co.	4,743	1,353,747

		5,182,604

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	15,263	1,387,407

Oil, Gas & Consumable Fuels - 8.5%
Cheniere Energy, Inc.	6,133	1,005,751
Chevron Corp.	46,515	6,857,706
ConocoPhillips	36,761	4,112,453
EOG Resources, Inc.	3,300	375,507
Exxon Mobil Corp.	77,975	8,016,610
Marathon Petroleum Corp.	9,334	1,545,710
Occidental Petroleum Corp.	1	57
Phillips 66	24,264	3,501,538
Valero Energy Corp.	9,873	1,371,360

		26,786,692

Passenger Airlines - 1.3%
American Airlines Group, Inc. (A)	81,972	1,166,461
United Airlines Holdings, Inc. (A)	70,981	2,937,194

		4,103,655

Personal Care Products - 0.1%
Kenvue, Inc.	22,012	456,969

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	93,203	4,554,831
Jazz Pharmaceuticals PLC (A)	5,911	725,398
Johnson & Johnson	20,081	3,190,871
Merck & Co., Inc.	11,751	1,419,286
Viatris, Inc.	189,880	2,234,887

		12,125,273

Professional Services - 0.5%
CACI International, Inc., Class A (A)	3,785	1,301,018
Paycom Software, Inc.	745	141,729

		1,442,747

Retail REITs - 1.2%
Simon Property Group, Inc.	26,669	3,696,590

Semiconductors & Semiconductor Equipment - 5.9%
Broadcom, Inc.	9,069	10,701,420
Lam Research Corp.	4,814	3,972,368
Lattice Semiconductor Corp. (A)	19,233	1,170,520
Microchip Technology, Inc.	25,326	2,157,269
NVIDIA Corp.	906	557,435

		18,559,012

Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 2.1%
Adobe, Inc. (A)	2,575	$ 1,590,784
Atlassian Corp., Class A (A)	2,503	625,174
Autodesk, Inc. (A)	599	152,032
Dynatrace, Inc. (A)	2,599	148,143
Fortinet, Inc. (A)	3	193
Oracle Corp.	35,741	3,992,270

		6,508,596

Specialty Retail - 4.6%
AutoZone, Inc. (A)	699	1,930,729
Home Depot, Inc.	9,058	3,197,112
Lowe’s Cos., Inc.	14,915	3,174,508
O’Reilly Automotive, Inc. (A)	1,511	1,545,828
TJX Cos., Inc.	49,047	4,655,051

		14,503,228

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	15,339	2,828,512
Hewlett Packard Enterprise Co.	136,421	2,085,877
HP, Inc.	28,250	811,057

		5,725,446

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	9,088	687,416
Lululemon Athletica, Inc. (A)	3,638	1,650,997

		2,338,413

Tobacco - 0.8%
Altria Group, Inc.	62,651	2,513,558

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	3,865	623,154

Total Common Stocks (Cost $269,781,100)		309,000,131

EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
iShares Russell 1000 Value ETF	38,272	6,328,275

Total Exchange-Traded Fund (Cost $6,026,096)		6,328,275

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 2.50% (B), dated 01/31/2024, to be repurchased at $491,905 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $501,776.	$ 491,871	491,871

Total Repurchase Agreement (Cost $491,871)		491,871

Total Investments (Cost $276,299,067)		315,820,277
Net Other Assets (Liabilities) - 0.1%		336,590

Net Assets - 100.0%		$ 316,156,867

Transamerica Funds	Page 3

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$309,000,131	$—	$—	$309,000,131
Exchange-Traded Fund	6,328,275	—	—	6,328,275
Repurchase Agreement	—	491,871	—	491,871

Total Investments	$315,328,406	$491,871	$—	$315,820,277

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2024.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Large Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5